Other Debt - Barclays (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,900.0
Senior Secured Credit Facility [Member] | Barclays Bank PLC [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	2,100.0
Increase in Additional Borrowing Capacity	$ 350.0